Investment Risks	Apr. 29, 2025
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The principal risk of investing in the Mid Cap Value Fund is that its share price and investment return will fluctuate, and you could lose money.
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | MANAGEMENT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	MANAGEMENT RISK. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | GENERAL MARKET RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	GENERAL MARKET RISK. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | COMMON STOCK RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	COMMON STOCK RISK. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | VALUE-STYLE INVESTING RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	VALUE-STYLE INVESTING RISK. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | SMALLER COMPANY SECURITIES RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	SMALLER COMPANY SECURITIES RISK. Common stocks of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | LIMITED PORTFOLIO RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	LIMITED PORTFOLIO RISK. As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s NAV and investment return.
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | RECENT MARKET EVENTS [Member]
Prospectus [Line Items]
Risk [Text Block]	RECENT MARKET EVENTS. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, rising government debt in the U.S. and the possibility of a national or global recession have also contributed to market volatility. Continuing market volatility may have an adverse effect on the Fund. Heartland Advisors will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | SECTOR RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	SECTOR RISK. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | TAX LAW CHANGE RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	TAX LAW CHANGE RISK. All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. Legislation changes over the last several years, the expiration of currently-effective legislation, and possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments.
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | CYBERSECURITY RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	CYBERSECURITY RISK. The Fund is susceptible to operational, information security, and related cybersecurity risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | OPERATIONAL RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	OPERATIONAL RISK. Operational risks include failures in systems, technology, or processes, changes in personnel or systems, inadequate controls, and human error. The Fund and Heartland Advisors seek to reduce the risk of an operational event through controls and procedures, but such measures cannot address every possible risk, including instances at third parties, and may be inadequate to address these risks.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The principal risk of investing in the Value Plus Fund is that its share price and investment return will fluctuate, and you could lose money.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | MANAGEMENT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	MANAGEMENT RISK. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | GENERAL MARKET RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	GENERAL MARKET RISK. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | COMMON STOCK RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	COMMON STOCK RISK. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | VALUE-STYLE INVESTING RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	VALUE-STYLE INVESTING RISK. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | SMALLER COMPANY SECURITIES RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	SMALLER COMPANY SECURITIES RISK. Common stocks of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | LIMITED PORTFOLIO RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	LIMITED PORTFOLIO RISK. As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s NAV and investment return.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | RECENT MARKET EVENTS [Member]
Prospectus [Line Items]
Risk [Text Block]	RECENT MARKET EVENTS. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, rising government debt in the U.S. and the possibility of a national or global recession have also contributed to market volatility. Continuing market volatility may have an adverse effect on the Fund. Heartland Advisors will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | SECTOR RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	SECTOR RISK. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | TAX LAW CHANGE RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	TAX LAW CHANGE RISK. All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. Legislation changes over the last several years, the expiration of currently-effective legislation, and possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | CYBERSECURITY RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	CYBERSECURITY RISK. The Fund is susceptible to operational, information security, and related cybersecurity risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | OPERATIONAL RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	OPERATIONAL RISK. Operational risks include failures in systems, technology, or processes, changes in personnel or systems, inadequate controls, and human error. The Fund and Heartland Advisors seek to reduce the risk of an operational event through controls and procedures, but such measures cannot address every possible risk, including instances at third parties, and may be inadequate to address these risks.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. Companies in the financials sector are subject to risks relating to regulatory change, decreased liquidity in credit markets and unstable interest rates.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The principal risk of investing in the Value Fund is that its share price and investment return will fluctuate, and you could lose money.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | MANAGEMENT RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	MANAGEMENT RISK. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | GENERAL MARKET RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	GENERAL MARKET RISK. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | COMMON STOCK RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	COMMON STOCK RISK. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | VALUE-STYLE INVESTING RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	VALUE-STYLE INVESTING RISK. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | SMALLER COMPANY SECURITIES RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	SMALLER COMPANY SECURITIES RISK. Common stocks of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | RECENT MARKET EVENTS [Member]
Prospectus [Line Items]
Risk [Text Block]	RECENT MARKET EVENTS. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including elevated inflation levels, trade tensions, tariff arrangements, and wars in Europe and in the Middle East. Uncertainties regarding interest rate levels, political events, rising government debt in the U.S. and the possibility of a national or global recession have also contributed to market volatility. Continuing market volatility may have an adverse effect on the Fund. Heartland Advisors will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | SECTOR RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	SECTOR RISK. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | TAX LAW CHANGE RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	TAX LAW CHANGE RISK. All statements contained in this Prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. Legislation changes over the last several years, the expiration of currently-effective legislation, and possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | CYBERSECURITY RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	CYBERSECURITY RISK. The Fund is susceptible to operational, information security, and related cybersecurity risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | OPERATIONAL RISK [Member]
Prospectus [Line Items]
Risk [Text Block]	OPERATIONAL RISK. Operational risks include failures in systems, technology, or processes, changes in personnel or systems, inadequate controls, and human error. The Fund and Heartland Advisors seek to reduce the risk of an operational event through controls and procedures, but such measures cannot address every possible risk, including instances at third parties, and may be inadequate to address these risks.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. Companies in the financials sector are subject to risks relating to regulatory change, decreased liquidity in credit markets and unstable interest rates.